Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 157,601	$ 137,742	$ 111,722
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	(1,785)
Unrealized gain on derivative instrument arising during the period		238	194
Unrealized gain on available-for-sale securities arising during the period	35	3	34
Other comprehensive (loss) income	(1,750)	241	228
Comprehensive income	155,851	137,983	111,950
Less: comprehensive income attributable to noncontrolling interest	54,267	47,292	30,962
Comprehensive income attributable to Watsco, Inc.	$ 101,584	$ 90,691	$ 80,988